CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive (loss) income
Foreign currency translation adjustment, net of tax	$ (25,073)				$ (25,174)				$ (25,073)	$ (25,174)
Unrealized (losses) gains on available-for-sale securities, net of tax	(7,096)				12,731				(7,096)	12,731
Accumulated other comprehensive loss	(32,169)				(12,443)				(32,169)	(12,443)
Revenue
Service revenue									2,639,409	1,932,289	1,522,217
Product revenue									161,524	127,155	114,598
Revenue	765,251	714,470	680,612	640,600	596,943	516,884	485,404	460,213	2,800,933	2,059,444	1,636,815
Cost of revenue
Cost of service revenue									837,113	666,424	508,640
Cost of product revenue									155,357	94,820	85,176
Cost of revenue	$ 270,277	$ 261,932	$ 236,690	$ 223,571	$ 218,412	$ 188,642	$ 181,472	$ 172,718	$ 992,470	$ 761,244	$ 593,816